Stockholders'/Members' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Stockholders'/Members' Equity
(10)	Stockholders’/Members’ Equity
The following table summarizes the capitalization and voting rights of the Company’s classes of stock as of March 31, 2026:

	Authorized	Issued & Outstanding	Votes per share	Economic Rights
Preferred Stock	20,000,000	None	N/A	N/A
Common Stock:
Class A	1,250,000,000	115,348,571	1	Yes
Class B	100,000,000	87,128,137	1	No
The Company’s board of directors is authorized to direct the Company to issue shares of preferred stock in one or more series and the discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock. Through March 31, 2026, no series of preferred stock have been issued.
Holders of shares of our Class A common stock are entitled to receive dividends when and if declared by our board of directors out of funds legally available therefore, subject to any statutory or contractual restrictions on the payment of dividends and to any restrictions on the payment of dividends imposed by the terms of any outstanding preferred stock. Upon our dissolution or liquidation, after payment in full of all amounts required to be paid to creditors and to the holders of preferred stock having liquidation preferences, if any, the holders of shares of our Class A common stock will be entitled to receive pro rata our remaining assets available for distribution. Holders of shares of our Class A common stock do not have preemptive, subscription, redemption or conversion rights. There will be no redemption or sinking fund provisions applicable to the Class A common stock.
Holders of our Class B common stock do not have any right to receive dividends or to receive a distribution upon dissolution or liquidation. Additionally, holders of shares of our Class B common stock do not have preemptive, subscription, redemption or conversion rights. There will be no redemption or sinking fund provisions applicable to the Class B common stock. Any amendment of our amended and restated certificate of incorporation that gives holders of our Class B common stock (i) any rights to receive dividends or any other kind of distribution, (ii) any right to convert into or be exchanged for Class A common stock or (iii) any other economic rights will require, in addition to stockholder approval, the affirmative vote of holders of our Class A common stock voting separately as a class. The Company must, at all times, maintain (i) a one-to-one
ratio between the number of shares of Class A common stock issued by the Company and the number of
LLC
Interests owned by the Company, and (ii) maintain a
one-to-one
ratio between the number of shares of Class B common stock owned by the Continuing Equity Owners and the number of LLC Interests owned by the Continuing Equity Owners.
Shares of Class B common stock will be issued in the future only to the extent necessary to maintain a one-to-one
ratio between the number of LLC Interests held by the Continuing Equity Owners and the number of shares of Class B common stock issued to the Continuing Equity Owners. Shares of Class B common stock are transferable only together with an equal number of LLC Interests. Only permitted transferees of LLC Interests held by the Continuing Equity Owners will be permitted transferees of Class B common stock.
The LLC Interests held by Continuing Equity Owners include a redemption right which may be settled by the Company, at the Company’s election, through the (i) issuance of a new share of Class A common stock for each LLC Interest redeemed or (ii) settled by cash proceeds received from a qualifying offering of Class A common stock. The LLC Interests are not classified as temporary equity as the cash settlement is limited to the proceeds from a new offering of Class A common stock which is equity-classified.
Noncontrolling Interests
SOLV Energy, Inc., through a wholly owned subsidiary, became the sole manager of SOLV Energy Holdings LLC and accordingly consolidates the results of operations of SOLV Energy Holdings LLC. The noncontrolling interests balance on the Company’s consolidated balance sheets represents the portion of LLC Interests held by the Continuing Equity Owners. Net (loss) income is attributed to the noncontrolling interests based on the weighted-average ownership percentages of LLC Interests outstanding during the period.
As of March 31, 2026, SOLV Energy, Inc., directly and indirectly, held 115,348,571 units in SOLV Energy Holdings LLC resulting in an ownership interest of 57.0%.

(3) Stockholder’s Equity
The Corporation is authorized to issue 100 shares of common stock, par value $1.00 per share. The Corporation has issued 100 shares of common stock, which is held by SOLV Energy Parent Holdings LP, on June 6, 2025, in exchange for a capital contribution in accordance with the Stock Subscription Agreement executed by SOLV Energy Parent Holdings LP. As of December 31, 2025, no other share transactions have occurred.